Details of Significant Accounts - Schedule of Changes in Liabilities from Financing Activities (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts - Schedule of Changes in Liabilities from Financing Activities (Details) [Line Items]
Balance	$ 141,765	$ 147,476
Changes in cash flow from financing activities	(12,071)	(7,568)
Changes in other non-cash items	2,538	6,806
Balance	132,232	146,714
Short-Term Borrowings [Member]
Details of Significant Accounts - Schedule of Changes in Liabilities from Financing Activities (Details) [Line Items]
Balance	90,000	90,000
Changes in cash flow from financing activities
Changes in other non-cash items
Balance	90,000	90,000
Lease Liability [Member]
Details of Significant Accounts - Schedule of Changes in Liabilities from Financing Activities (Details) [Line Items]
Balance	7,889	7,003
Changes in cash flow from financing activities	(5,178)	(4,988)
Changes in other non-cash items	2,538	6,806
Balance	5,249	8,821
Long-Term Borrowings (Including those Matured Within One Year) [Member]
Details of Significant Accounts - Schedule of Changes in Liabilities from Financing Activities (Details) [Line Items]
Balance	43,876	50,473
Changes in cash flow from financing activities	(6,893)	(2,580)
Changes in other non-cash items
Balance	$ 36,983	$ 47,893